S000037763 [Member] Expense Example - William Blair International Leaders Fund	Dec. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	1,523
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,248
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	$ 1,114